Amount Due to Director (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2018	May 31, 2013
Amount Due to Director Disclosure Details [Abstract]
Non current liabilities repayable	15 years	15 years	15 years
Investment					$ 1,650,000
Loan				$ 13,319,891
Repaid expenses			$ 1,769,486